Note 11 - Lease Commitments - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Capital lease obligations, 2018	$ 256
Operating lease obligations, 2018	524
Total obligations, 2018	780
Capital lease obligations, 2019	260
Operating lease obligations, 2019	515
Total obligations, 2019	775
Capital lease obligations, 2020	259
Operating lease obligations, 2020	442
Total obligations, 2020	701
Capital lease obligations, 2021	215
Operating lease obligations, 2021	339
Total obligations, 2021	554
Capital lease obligations, 2022	15
Operating lease obligations, 2022	151
Total obligations, 2022	166
Capital lease obligations, thereafter	450
Operating lease obligations, thereafter
Total obligations, thereafter	450
Capital lease obligations, total minimum lease payments	1,455
Operating lease obligations, total minimum lease payments	1,971
Total obligations, minimum lease payments	3,426
Less: amounts representing interest	386
Present value of minimum lease payments	1,069
Less: current portion of obligations under capital leases	212	$ 112
Long-term portion of obligations under capital leases	$ 857	$ 452